Cover	Oct. 23, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2023
Entity Registrant Name	HONGLI GROUP INC.
Entity Central Index Key	0001855557
Entity Address, Address Line One	Beisanli Street, Economic Development Zone
Entity Address, Address Line Two	Changle County
Entity Address, City or Town	Weifang
Entity Address, Country	CN
Entity Address, Postal Zip Code	262400